Filed pursuant to Rule 497(e)
Registration Nos. 333-56018; 811-10303

Supplement dated April 17, 2018
to the

Buffalo Funds®
Prospectus dated July 29, 2017

Buffalo Discovery Fund  (BUFTX)
Buffalo Dividend Focus Fund  (BUFDX)
Buffalo Emerging Opportunities Fund  (BUFOX)
Buffalo Flexible Income Fund  (BUFBX)
Buffalo Growth Fund  (BUFGX)
Buffalo High Yield Fund  (BUFHX)
Buffalo International Fund  (BUFIX)
Buffalo Large Cap Fund  (BUFEX)
Buffalo Mid Cap Fund  (BUFMX)
Buffalo Small Cap Fund  (BUFSX)

This supplement makes the following revisions to the Summary Section of the Prospectus of the Buffalo Funds dated July 29, 2017, as previously supplemented.

Buffalo Discovery Fund

The Calendar Year-to-Date Return, Best Quarter and Worst Quarter performance returns for the Buffalo Discovery Fund are replaced with the following:

Calendar Year-to-Date Return (through June 30, 2017) = 13.61%
Best Quarter: March 31, 2012 = 19.86%
Worst Quarter: December 31, 2008 = -21.45%

Buffalo Dividend Focus Fund

The Calendar Year-to-Date Return, Best Quarter and Worst Quarter performance returns for the Buffalo Dividend Focus Fund are replaced with the following:

Calendar Year-to-Date Return (through June 30, 2017) = 7.98%
Best Quarter: December 31, 2013 = 8.96%
Worst Quarter: September 30, 2015 = -8.59%

Buffalo Emerging Opportunities Fund

The Calendar Year-to-Date Return, Best Quarter and Worst Quarter performance returns, and Average Annual Total Returns for the Buffalo Emerging Opportunities Fund are replaced with the following:

Calendar Year-to-Date Return (through June 30, 2017) = 17.52%
Best Quarter: June 30, 2009 = 34.09%
Worst Quarter: December 31, 2008 = -31.50%

Average Annual Total Returns for the periods ended December 31, 2016
	1 Year	5 Year	10 Years
Emerging Opportunities Fund
Return Before Taxes	11.05%	13.37%	5.66%
Return After Taxes on Distributions	8.93%	11.95%	4.70%
Return After Taxes on Distributions and Sale of Fund Shares	7.84%	10.49%	4.35%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	11.32%	13.74%	7.76%
Lipper Small-Cap Growth Funds Index® (reflects no deduction for taxes)	8.19%	12.07%	6.46%

Buffalo Flexible Income Fund

The Calendar Year-to-Date Return, Best Quarter and Worst Quarter performance returns for the Buffalo Flexible Income Fund are replaced with the following:

Calendar Year-to-Date Return (through June 30, 2017) = 1.65%
Best Quarter: June 30, 2009 = 14.04%
Worst Quarter: December 31, 2008 = -20.62%

Buffalo Growth Fund

The Calendar Year-to-Date Return, Best Quarter and Worst Quarter performance returns for the Buffalo Growth Fund are replaced with the following:

Calendar Year-to-Date Return (through June 30, 2017) = 11.98%
Best Quarter: June 30, 2009 = 20.57%
Worst Quarter: December 31, 2008 = -23.39%

Buffalo High Yield Fund

The Calendar Year-to-Date Return, Best Quarter and Worst Quarter performance returns for the Buffalo High Yield Fund are replaced with the following:

Calendar Year-to-Date Return (through June 30, 2017) = 3.86%
Best Quarter: June 30, 2009 = 16.98%
Worst Quarter: December 31, 2008 = -15.56%

Buffalo International Fund

The Calendar Year-to-Date Return, Best Quarter and Worst Quarter performance returns, and Average Annual Total Returns for the Buffalo International Fund are replaced with the following:

Calendar Year-to-Date Return (through June 30, 2017) = 20.05%
Best Quarter: June 30, 2009 = 31.64%
Worst Quarter: September 30, 2008 = -21.68%

Average Annual Total Returns for the periods ended December 31, 2016
	1 Year	5 Years	Since Inception (9/28/2007)
International Fund
Return Before Taxes	3.19%	7.39%	2.19%
Return After Taxes on Distributions	2.73%	7.32%	2.18%
Return After Taxes on Distributions and Sale of Fund Shares	1.80%	5.88%	1.82%
Russell Global (ex US) Index (reflects no deduction for fees, expenses or taxes)	4.39%	5.56%	-0.27%
Lipper International Funds Index® (reflects no deduction for taxes)	1.70%	6.87%	0.00%

Buffalo Large Cap Fund

The Calendar Year-to-Date Return, Best Quarter and Worst Quarter performance returns for the Buffalo Large Cap Fund are replaced with the following:

Calendar Year-to-Date Return (through June 30, 2017) = 13.97%
Best Quarter: September 30, 2009 = 20.77%
Worst Quarter: December 31, 2008 = -24.53%

Buffalo Mid Cap Fund

The Calendar Year-to-Date Return, Best Quarter and Worst Quarter performance returns for the Buffalo Mid Cap Fund are replaced with the following:

Calendar Year-to-Date Return (through June 30, 2017) = 6.94%
Best Quarter: June 30, 2009 = 19.31%
Worst Quarter: December 31, 2008 = -22.67%

Buffalo Small Cap Fund

The Calendar Year-to-Date Return, Best Quarter and Worst Quarter performance returns, and Average Annual Total Returns for the Buffalo Small Cap Fund are replaced with the following:

Calendar Year-to-Date Return (through June 30, 2017) = 16.57%
Best Quarter: June 30, 2009 = 20.60%
Worst Quarter: September 30, 2011 = -22.19%

Average Annual Total Returns for the periods ended December 31, 2016
	1 Year	5 Years	10 Years
Small Cap Fund
Return Before Taxes	6.22%	10.39%	5.77%
Return After Taxes on Distributions	0.44%	5.82%	3.34%
Return After Taxes on Distributions and Sale of Fund Shares	7.01%	8.04%	4.53%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	11.32%	13.74%	7.76%
Lipper Small-Cap Growth Funds Index® (reflects no deduction for taxes)	8.19%	12.07%	6.46%

Please retain this Supplement with your Prospectus for reference.